BUSINESS ACQUISITION (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Oct. 04, 2021	Sep. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Business Combination, Price of Acquisition, Expected			$ 8,990,670
Lighthouse Acquisition [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, New Issues		937,500
Main Street Bank [Member]
Business Acquisition [Line Items]
Termination Loans	$ 2,600,000
Lighthouse Imaging [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	2,855,063
Business Combination, Consideration Transferred, Other	$ 1,500,000
Stock Issued During Period, Shares, Acquisitions	2,500,000